Intangible Asset - Net	12 Months Ended
Dec. 31, 2020
Finite Lived Intangible Assets Net [Abstract]
Intangible Asset - Net

9.	Intangible Assets - net

	December 31,
	2020	2019
Computer software	$1,586	$—
Less: accumulated amortization	112	—
Net carrying value	$1,474	$—

Amortization expense for intangible assets for the year ended December 31, 2020 was $106 (2019 - $nil, 2018 - $nil).